OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated May 30, 2008

to the Prospectus dated November 19, 2007

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Class R

All references to Class R shares in the Prospectus are removed.

Institutional Class

The section of the Prospectus entitled “Your Investment – Buying Shares – Institutional Class” is amended by replacing the section in its entirety with the following:

You may purchase Institutional Class shares of the Funds through certain financial institutions that are authorized to sell shares of a Fund. You may also purchase Institutional Class shares of the Funds directly through the Funds’ transfer agent.

Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a Letter of Intent (“LOI”), committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to

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time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If a Fund closes your account, it will redeem your shares and send you the cash proceeds. If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums. Please see the SAI for more information on LOIs.

Distributor: Old Mutual Investment Partners

R-08-279 05/2008

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OLD MUTUAL FUNDS I

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated May 30, 2008

to the Prospectus dated November 19, 2007, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The Sub-Advisers

The section of the Prospectus entitled “The Adviser & Sub-Advisers – The Sub-Advisers” is amended by replacing the section in its entirety with the following:

Acadian Asset Management LLC (“Acadian”), a Delaware limited liability company located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, is a sub-adviser for Old Mutual International Equity Fund. Acadian has provided investment management services since 1977. As of March 31, 2008, Acadian had $75.8 billion in assets under management. Acadian is a majority-owned subsidiary of OMUSH.

Analytic Investors, LLC (“Analytic”), a Delaware limited liability company located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, is the sub-adviser to Old Mutual Analytic Defensive Equity Fund and Old Mutual Analytic Global Defensive Equity Fund. Analytic has provided investment management services since 1970. As of March 31, 2008, Analytic had $12.1 billion in assets under management. Analytic is a majority-owned subsidiary of OMUSH.

Clay Finlay LLC (“Clay Finlay”), a Delaware limited liability company located at 12 East 49th St., 32nd Floor, New York, New York 10017, is a sub-adviser to Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, and Old Mutual International Equity Fund. Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices in London, Tokyo and Hong Kong. As of March 31, 2008, Clay Finlay had $4.4 billion in assets under management. Clay Finlay is a majority-owned subsidiary of OMUSH.

Copper Rock Capital Partners, LLC (“Copper Rock”), a Delaware limited liability company located at 200 Clarendon Street, 52nd Floor, Boston, Massachusetts 02116, is the sub-adviser to Old Mutual Copper Rock Emerging Growth Fund. Copper Rock has provided investment management services since 2005. As of March 31, 2008 Copper Rock had $2.5 billion in assets under management. Copper Rock is a majority-owned subsidiary of OMUSH.

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Institutional Class

The section of the Prospectus entitled “Your Investment – Buying Shares – Institutional Class” is amended by replacing the section in its entirety with the following:

You may purchase Institutional Class shares of the Funds through certain financial institutions that are authorized to sell shares of a Fund. You may also purchase Institutional Class shares of the Funds directly through the Funds’ transfer agent.

Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a Letter of Intent (“LOI”), committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If a Fund closes your account, it will redeem your shares and send you the cash proceeds. If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums. Please see the SAI for more information on LOIs.

Distributor: Old Mutual Investment Partners

R-08-280 05/2008

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OLD MUTUAL FUNDS I

Old Mutual International Bond Fund

Old Mutual Provident Mid-Cap Growth Fund

Supplement dated May 30, 2008

to the Prospectus dated February 1, 2008

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Institutional Class

The section of the Prospectus entitled “Your Investment – Buying Shares – Institutional Class” is amended by replacing the section in its entirety with the following:

You may purchase Institutional Class shares of the Funds through certain financial institutions that are authorized to sell shares of a Fund. You may also purchase Institutional Class shares of the Funds directly through the Funds’ transfer agent.

Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a Letter of Intent (“LOI”), committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.

The Funds reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If a Fund closes your account, it will redeem your shares and send you the cash proceeds. If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required

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minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums. Please see the SAI for more information on LOIs.

Distributor: Old Mutual Investment Partners

R-08-281 05/2008

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OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated May 30, 2008

to the Statement of Additional Information dated November 19, 2007,

as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Retirement Policy

The section of the SAI entitled “Trustees and Officers of the Trust” is amended by replacing the opening paragraph with the following:

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, resign, or are not reelected. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Committees

The section of the SAI entitled “Trustees and Officers of the Trust – Committees” is amended by replacing the section in its entirety with the following:

The Trustees are responsible for major decisions relating to a Fund’s investment goals, policies, strategies, and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund. The Board has four standing committees: a Governance, Nominating and Compliance Committee; an Audit Committee; an Investment Committee; and a Service Provider Review Committee.

Governance, Nominating and Compliance Committee. Currently, the members of the Governance, Nominating and Compliance Committee are Jarrett B. Kling and L. Kent

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Moore. The Governance, Nominating and Compliance Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. The Governance, Nominating and Compliance Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that shareholders of one or more of the Funds at the time they submit recommendations and are entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance, Nominating and Compliance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance, Nominating and Compliance Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds I, 4643 South Ulster Drive, Suite 600, Denver, Colorado 80237, Attention: Secretary of the Old Mutual Funds I. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee. Currently, the members of the Audit Committee are John R. Bartholdson and Robert M. Hamje. The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.

Investment Committee. Currently, the members of the Investment Committee are John R. Bartholdson and Robert M. Hamje. Walter W. Driver is an advisory member of the Investment Committee. The Investment Committee, among other things, assists the Board of Trustees in its oversight of the investment process of the Trust.

Service Provider Review Committee. Currently, the members of the Service Provider Review Committee are Jarrett B. Kling, L. Kent Moore, and Julian F. Sluyters. The Service Provider Review Committee, among other things, assists the Board of Trustees in its oversight of the Trust’s service providers.

Class R

All references to Class R shares in the SAI are removed.

Institutional Class

The section of the SAI entitled “Purchases and Redemptions of Shares – Purchases – Institutional Class” is amended by replacing the section in its entirety with the following:

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The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If a Fund closes your account, it will redeem your shares and send you the cash proceeds. If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.

If you agree to invest at least $100,000 in Institutional Class shares of a Fund and sign an LOI, you confirm your intent to purchase at least $1 million of Institutional Class shares of the Fund in which you have chosen to invest over a twelve month period. By signing the LOI, you also agree that in the event you do not fulfill the terms of the LOI, we may convert your Institutional Class shares of the Fund to another share class or redeem your shares. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Distributor: Old Mutual Investment Partners

R-08-282 05/2008

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OLD MUTUAL FUNDS I

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Old Mutual International Bond Fund

Old Mutual Provident Mid-Cap Growth Fund

Supplement dated May 30, 2008

to the Statement of Additional Information dated February 1, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Retirement Policy

The section of the SAI entitled “Trustees and Officers of the Trust” is amended by replacing the opening paragraph with the following:

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, resign, or are not reelected. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

Committees

The section of the SAI entitled “Trustees and Officers of the Trust – Committees” is amended by replacing the section in its entirety with the following:

The Trustees are responsible for major decisions relating to a Fund’s investment goals, policies, strategies, and techniques. The Trustees also oversee the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a

Fund. The Board has four standing committees: a Governance, Nominating and Compliance Committee; an Audit Committee; an Investment Committee; and a Service Provider Review Committee.

Governance, Nominating and Compliance Committee. Currently, the members of the Governance, Nominating and Compliance Committee are Jarrett B. Kling and L. Kent Moore. The Governance, Nominating and Compliance Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. The Governance, Nominating and Compliance Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that shareholders of one or more of the Funds at the time they submit recommendations and are entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance, Nominating and Compliance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Governance, Nominating and Compliance Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds I, 4643 South Ulster Drive, Suite 600, Denver, Colorado 80237, Attention: Secretary of the Old Mutual Funds I. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

Audit Committee. Currently, the members of the Audit Committee are John R. Bartholdson and Robert M. Hamje. The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.

Investment Committee. Currently, the members of the Investment Committee are John R. Bartholdson and Robert M. Hamje. Walter W. Driver is an advisory member of the Investment Committee. The Investment Committee, among other things, assists the Board of Trustees in its oversight of the investment process of the Trust.

Service Provider Review Committee. Currently, the members of the Service Provider Review Committee are Jarrett B. Kling, L. Kent Moore, and Julian F. Sluyters. The Service Provider Review Committee, among other things, assists the Board of Trustees in its oversight of the Trust’s service providers.

Institutional Class

The section of the SAI entitled “Purchases and Redemptions of Shares – Institutional Class” is amended by replacing the section in its entirety with the following:

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan; and
•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital. Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available. If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available. The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If a Fund closes your account, it will redeem your shares and send you the cash proceeds. If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.

If you agree to invest at least $100,000 in Institutional Class shares of a Fund and sign an LOI, you confirm your intent to purchase at least $1 million of Institutional Class shares of the Fund in which you have chosen to invest over a twelve month period. By signing the LOI, you also agree that in the event you do not fulfill the terms of the LOI, we may convert your Institutional Class shares of the Fund to another share class or redeem your shares. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Distributor: Old Mutual Investment Partners

R-08-283 05/2008

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